Distribution Date:	05/17/23	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	8		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	15		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	16		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
Specially Serviced Loan Detail - Part 2	21
Modified Loan Detail	22
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61762DAS0	0.825000%	73,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61762DAT8	1.970000%	188,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	61762DAU5	2.657000%	90,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61762DAV3	2.834000%	125,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	61762DAA9	5.673000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	61762DAC5	3.067000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61762DAW1	3.102000%	342,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61762DAY7	3.456000%	102,152,000.00	57,993,012.11	17,397,852.76	167,019.87	0.00	0.00	17,564,872.63	40,595,159.35	86.63%	22.00%
B	61762DAZ4	3.708000%	81,403,000.00	81,403,000.00	0.00	251,535.27	0.00	0.00	251,535.27	81,403,000.00	59.83%	15.63%
C	61762DBB6	3.815367%	38,307,000.00	38,307,000.00	0.00	72,364.06	0.00	0.00	72,364.06	38,307,000.00	47.21%	12.63%
D	61762DAG6	3.903367%	60,653,000.00	60,653,000.00	0.00	0.00	0.00	0.00	0.00	60,653,000.00	27.24%	7.88%
E	61762DAJ0	3.903367%	14,365,000.00	14,365,000.00	0.00	0.00	0.00	0.00	0.00	14,365,000.00	22.51%	6.75%
F	61762DBC4	3.903367%	12,769,000.00	12,769,000.00	0.00	0.00	0.00	0.00	0.00	12,769,000.00	18.31%	5.75%
G	61762DAL5	3.903367%	15,962,000.00	15,962,000.00	0.00	0.00	0.00	0.00	0.00	15,962,000.00	13.05%	4.50%
H	61762DAN1	3.903367%	20,749,000.00	20,749,000.00	0.00	0.00	0.00	0.00	0.00	20,749,000.00	6.22%	2.88%
J	61762DBE0	3.903367%	36,711,883.00	18,888,588.83	0.00	0.00	0.00	0.00	0.00	18,888,588.83	0.00%	0.00%
R	61762DAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,276,905,884.01	321,089,600.94	17,397,852.76	490,919.20	0.00	0.00	17,888,771.96	303,691,748.18

X-A	61762DAX9	0.447367%	995,986,000.00	57,993,012.11	0.00	21,620.13	0.00	0.00	21,620.13	40,595,159.35
X-B	61762DAE1	0.161010%	119,710,000.00	119,710,000.00	0.00	16,062.06	0.00	0.00	16,062.06	119,710,000.00
Notional SubTotal			1,115,696,000.00	177,703,012.11	0.00	37,682.19	0.00	0.00	37,682.19	160,305,159.35

Deal Distribution Total					17,397,852.76	528,601.39	0.00	0.00	17,926,454.15

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61762DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61762DAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	61762DAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61762DAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	61762DAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	61762DAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61762DAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61762DAY7	567.71293866	170.31338359	1.63501322	0.00000000	0.00000000	0.00000000	0.00000000	171.94839680	397.39955507
B	61762DAZ4	1,000.00000000	0.00000000	3.09000000	0.00000000	0.00000000	0.00000000	0.00000000	3.09000000	1,000.00000000
C	61762DBB6	1,000.00000000	0.00000000	1.88905579	1.29041690	1.29041690	0.00000000	0.00000000	1.88905579	1,000.00000000
D	61762DAG6	1,000.00000000	0.00000000	0.00000000	3.25280580	6.19882430	0.00000000	0.00000000	0.00000000	1,000.00000000
E	61762DAJ0	1,000.00000000	0.00000000	0.00000000	3.25280613	6.71637800	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61762DBC4	1,000.00000000	0.00000000	0.00000000	3.25280601	6.71637795	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61762DAL5	1,000.00000000	0.00000000	0.00000000	3.25280604	6.71637765	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61762DAN1	1,000.00000000	0.00000000	0.00000000	3.25280592	6.71637766	0.00000000	0.00000000	0.00000000	1,000.00000000
J	61762DBE0	514.50885344	0.00000000	0.00000000	1.67359735	39.43402821	0.00000000	0.00000000	0.00000000	514.50885344
R	61762DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61762DAX9	58.22673422	0.00000000	0.02170726	0.00000000	0.00000000	0.00000000	0.00000000	0.02170726	40.75876503
X-B	61762DAE1	1,000.00000000	0.00000000	0.13417476	0.00000000	0.00000000	0.00000000	0.00000000	0.13417476	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	04/01/23 - 04/30/23	30	0.00	167,019.87	0.00	167,019.87	0.00	0.00	0.00	167,019.87	0.00
B	04/01/23 - 04/30/23	30	0.00	251,535.27	0.00	251,535.27	0.00	0.00	0.00	251,535.27	0.00
C	04/01/23 - 04/30/23	30	0.00	121,796.05	0.00	121,796.05	49,432.00	0.00	0.00	72,364.06	49,432.00
D	04/01/23 - 04/30/23	30	178,684.86	197,292.43	0.00	197,292.43	197,292.43	0.00	0.00	0.00	375,977.29
E	04/01/23 - 04/30/23	30	49,754.21	46,726.56	0.00	46,726.56	46,726.56	0.00	0.00	0.00	96,480.77
F	04/01/23 - 04/30/23	30	44,226.35	41,535.08	0.00	41,535.08	41,535.08	0.00	0.00	0.00	85,761.43
G	04/01/23 - 04/30/23	30	55,285.53	51,921.29	0.00	51,921.29	51,921.29	0.00	0.00	0.00	107,206.82
H	04/01/23 - 04/30/23	30	71,865.65	67,492.47	0.00	67,492.47	67,492.47	0.00	0.00	0.00	139,358.12
J	04/01/23 - 04/30/23	30	1,386,256.52	61,440.91	0.00	61,440.91	61,440.91	0.00	0.00	0.00	1,447,697.43
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	04/01/23 - 04/30/23	30	0.00	21,620.13	0.00	21,620.13	0.00	0.00	0.00	21,620.13	0.00
X-B	04/01/23 - 04/30/23	30	0.00	16,062.06	0.00	16,062.06	0.00	0.00	0.00	16,062.06	0.00
Totals			1,786,073.12	1,044,442.12	0.00	1,044,442.12	515,840.74	0.00	0.00	528,601.39	2,301,913.86

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Realized Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
PST	61762DBA8	3.648905%	0.01	177,703,012.11	17,397,852.76	490,919.20	0.00	0.00	17,888,771.96	160,305,159.35
Exchangeable Certificates Total			0.01	177,703,012.11	17,397,852.76	490,919.20	0.00	0.00	17,888,771.96	160,305,159.35

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	17,926,454.15
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,050,992.36	Master Servicing Fee	2,601.49
Interest Reductions due to Nonrecoverability Determination	(478,500.00)	Certificate Administrator Fee	0.00
Interest Adjustments	(5,905.05)	Trustee Fee	883.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	153.19
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,637.68
Total Interest Collected	566,587.31

Principal		Expenses/Reimbursements
Scheduled Principal	17,397,852.76	Reimbursement for Interest on Advances	(26.77)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,375.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	17,397,852.76	Total Expenses/Reimbursements	34,348.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	528,601.40
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	17,397,852.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	17,926,454.16
Total Funds Collected	17,964,440.07	Total Funds Distributed	17,964,440.07

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	321,089,600.94	321,089,600.94	Beginning Certificate Balance	321,089,600.94
(-) Scheduled Principal Collections	17,397,852.76	17,397,852.76	(-) Principal Distributions	17,397,852.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	303,691,748.18	303,691,748.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	321,159,806.20	321,159,806.20	Ending Certificate Balance	303,691,748.18
Ending Actual Collateral Balance	303,716,995.17	303,716,995.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	17,823,294.20	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	17,823,294.20	0.00	Net WAC Rate	3.90%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	1	6,714,303.72	2.21%	0	4.6400	1.350000	1.20 or less	3	217,840,131.82	71.73%	28	3.8002	(0.650662)
10,000,001 to 20,000,000	3	41,113,734.10	13.54%	32	4.1934	0.700434	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	6,714,303.72	2.21%	0	4.6400	1.350000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 70,000,000	2	105,863,710.36	34.86%	58	4.3843	1.336118	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 120,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	1	13,499,718.17	4.45%	(2)	4.5500	1.670000
120,000,001 or greater	1	150,000,000.00	49.39%	(1)	3.4800	(1.080000)	1.71 to 1.80	1	12,614,015.93	4.15%	106	4.6600	1.780000
Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
							1.91 to 2.00	1	53,023,578.54	17.46%	(1)	3.9700	1.980000
							2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
							2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
							2.21 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
							2.51 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Illinois	1	13,499,718.17	4.45%	(2)	4.5500	1.670000
							Other	1	150,000,000.00	49.39%	(1)	3.4800	(1.080000)
Indiana	1	6,714,303.72	2.21%	0	4.6400	1.350000
							Retail	5	138,691,748.18	45.67%	54	4.4379	1.409660
Massachusetts	1	53,023,578.54	17.46%	(1)	3.9700	1.980000
							Totals	6	303,691,748.18	100.00%	24	3.9174	0.056993
Michigan	1	12,614,015.93	4.15%	106	4.6600	1.780000

New York	2	202,840,131.82	66.79%	30	3.8239	(0.618913)

Totals	6	303,691,748.18	100.00%	24	3.9174	0.056993

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.500% or less	2	165,000,000.00	54.33%	(1)	3.4800	(1.080000)	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	1	53,023,578.54	17.46%	(1)	3.9700	1.980000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	4	85,668,169.64	28.21%	88	4.7275	1.056652	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993	49 months or greater	7	303,691,748.18	100.00%	24	3.9174	0.056993
								Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	238,237,600.43	78.45%	(1)	3.6824	(0.174634)	Interest Only	2	165,000,000.00	54.33%	(1)	3.4800	(1.080000)
	61 to 120 months	2	65,454,147.75	21.55%	116	4.7730	0.900060	230 months or less	2	19,328,319.65	6.36%	69	4.6531	1.630626
	121 to 228 months	0	0.00	0.00%	0	0.0000	0.000000	231 to 300 months	3	119,363,428.53	39.30%	52	4.4030	1.373879
	229 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	7	303,691,748.18	100.00%	24	3.9174	0.056993			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 momths or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	7	303,691,748.18	100.00%	24	3.9174	0.056993
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304864	98	New York	NY	Actual/360	3.480%	0.00	0.00	0.00	04/05/23	04/05/43	--	150,000,000.00	150,000,000.00	04/05/20
1.2	30304907				Actual/360	3.480%	0.00	0.00	0.00	04/05/23	04/05/43	--	15,000,000.00	15,000,000.00	04/05/20
4	30304840	RT	Dartmouth	MA	Actual/360	3.970%	175,892.16	142,818.38	0.00	N/A	04/01/23	--	53,166,396.92	53,023,578.54	05/01/23
5	30304883	RT	New York	NY	Actual/360	4.800%	211,877.15	129,155.33	0.00	N/A	03/01/33	--	52,969,287.15	52,840,131.82	05/01/23
18	30304889	RT	Brighton	MI	Actual/360	4.660%	49,351.24	94,458.57	0.00	N/A	03/01/32	--	12,708,474.50	12,614,015.93	05/01/23
23	30304894	RT	Chicago	IL	Actual/360	4.550%	51,315.55	34,052.59	0.00	N/A	03/01/23	--	13,533,770.76	13,499,718.17	05/01/23
30	30304890	RT	Mishawaka	IN	Actual/360	4.640%	26,059.60	25,246.99	0.00	N/A	05/01/23	--	6,739,550.71	6,714,303.72	04/01/23
43	30304876	RT	Gibbstown	NJ	Actual/360	4.370%	17,187.69	5,231,446.36	0.00	N/A	04/01/23	--	5,231,446.36	0.00	04/28/23
52	30304880	RT	Greensburg	PA	Actual/360	3.570%	15,246.88	5,125,000.00	0.00	N/A	05/01/23	--	5,125,000.00	0.00	05/01/23
54	30304857	RT	Salt Lake City	UT	Actual/360	4.287%	8,142.97	3,410,644.36	0.00	N/A	04/01/23	--	3,410,644.36	0.00	04/20/23
57	30304859	RT	Park City	UT	Actual/360	4.311%	11,514.07	3,205,030.18	0.00	N/A	03/01/23	--	3,205,030.18	0.00	05/01/23
Totals							566,587.31	17,397,852.76	0.00				321,089,600.94	303,691,748.18

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	3,080,462.72	(10,470,761.05)	01/01/22	12/31/22	08/11/22	0.00	61,212.42	(3,060.00)	15,278,120.99	0.00	0.00
1.2	3,080,462.72	(10,470,761.05)	01/01/22	12/31/22	08/11/22	0.00	6,116.75	(306.00)	1,527,816.66	0.00	0.00
4	8,172,174.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,966,680.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,347,365.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,812,449.44	459,820.76	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,106,791.26	0.00	--	--	--	0.00	0.00	50,969.61	50,969.61	0.00	0.00
43	691,049.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,313,948.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	606,651.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	674,317.87	164,697.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	26,852,353.98	(20,317,003.62)				0.00	67,329.17	47,603.61	16,856,907.26	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.917445%	3.893921%	24
04/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	1	53,166,396.92	0	0.00	1	8,304,931.69	3.927847%	3.904277%	24
03/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.046692%	4.023176%	14
02/17/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,890,432.18	4.080764%	4.057122%	13
01/18/23	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	2	10,898,830.32	4.113606%	4.089915%	13
12/16/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.126506%	4.102780%	14
11/18/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6	57,311,689.58	4.126972%	4.103247%	15
10/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4	63,592,909.37	4.122499%	4.098722%	15
09/16/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.128508%	4.104862%	15
08/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.128880%	4.105235%	17
07/15/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,116,197.20	4.129250%	4.105606%	18
06/17/22	0	0.00	0	0.00	2	165,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.130515%	4.106928%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30304864	04/05/20	36	6	(3,060.00)	15,278,120.99	1,508,537.83	150,000,000.00	06/01/20	2
1.2	30304907	04/05/20	36	6	(306.00)	1,527,816.66	0.00	15,000,000.00	06/01/20	2
30	30304890	04/01/23	0	5	50,969.61	50,969.61	0.00	6,739,550.71
Totals					47,603.61	16,856,907.26	1,508,537.83	171,739,550.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		73,237,600	66,523,297	6,714,304		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		230,454,148	65,454,148	165,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	303,691,748	138,691,748	0	0	165,000,000	0
Apr-23	321,089,601	130,708,709	22,175,861	3,205,030	165,000,000	0
Mar-23	589,381,361	421,168,438	0	3,212,924	165,000,000	0
Feb-23	680,351,703	515,351,703	0	0	165,000,000	0
Jan-23	725,561,284	560,561,284	0	0	165,000,000	0
Dec-22	761,184,008	596,184,008	0	0	165,000,000	0
Nov-22	762,566,375	597,566,375	0	0	165,000,000	0
Oct-22	821,188,793	656,188,793	0	0	165,000,000	0
Sep-22	886,311,357	721,311,357	0	0	165,000,000	0
Aug-22	887,889,922	722,889,922	0	0	165,000,000	0
Jul-22	889,462,612	724,462,612	0	0	165,000,000	0
Jun-22	893,231,928	728,231,928	0	0	165,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30304864	150,000,000.00	150,000,000.00	365,000,000.00	06/23/22	(10,470,761.05)	(1.08000)	--	04/05/43	I/O
1.2	30304907	15,000,000.00	15,000,000.00	365,000,000.00	06/23/22	(10,470,761.05)	(1.08000)	--	04/05/43	I/O
Totals		165,000,000.00	165,000,000.00	730,000,000.00		(20,941,522.10)

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30304864	98	NY	06/01/20	2

5/10/2023 - The loan collateral is the leased fee interest in the 1,331-room Row hotel in NYC. The ground lease (sole) hotel tenant, who owns and operates the Row, stopped paying rent to Borrower in 4/2020, and has failed to remit any cash flow generated from the hotel to date. The hotel tenant signed a sublease with NYC Health and Hospitals in 10/2022, without seeking Lender’s or Borrower’s prior consent. The hotel is currently “closed until further notice” to the public per their website, as the sublease encumbers the entire hotel at this time. Lender sent a demand to the hotel tenant to remit cash flow to Lender pursuant to the SNDA, and subsequently filed a complaint against tenant. Lender also sent a demand to

Borrower to pursue available rights and remedies under the hotel lease; however, Borrower has not filed any legal action against the hotel tenant to date. Lender filed for foreclosure and appointment of a receiver, but a foreclosure date has not been set, and the court has not ruled or set a hearing for the receivership action. Lender will continue to pursue legal remedies against Borrower as well as hotel tenant, while continuing separate settlement discussions with Borrower and hotel tenant. Settlement discussions include terms for a potential cooperative sale/assumption or transfer of title to Lender at Lender’s discretion.

1.2	30304907	Various	Various	06/01/20	2

5/10/2023 - The loan collateral is the leased fee interest in the 1,331-room Row hotel in NYC. The ground lease (sole) hotel tenant, who owns and operates the Row, stopped paying rent to Borrower in 4/2020, and has failed to remit any cash flow generated from the hotel to date. The hotel tenant signed a sublease with NYC Health and Hospitals in 10/2022, without seeking Lender’s or Borrower’s prior consent. The hotel is currently “closed until further notice” to the public per their website, as the sublease encumbers the entire hotel at this time. Lender sent a demand to the hotel tenant to remit cash flow to Lender pursuant to the SNDA, and subsequently filed a complaint against tenant. Lender also sent a demand to

Borrower to pursue available rights and remedies under the hotel lease; however, Borrower has not filed any legal action against the hotel tenant to date. Lender filed for foreclosure and appointment of a receiver, but a foreclosure date has not been set, and the court has not ruled or set a hearing for the receivership action. Lender will continue to pursue legal remedies against Borrower as well as hotel tenant, while continuing separate settlement discussions with Borrower and hotel tenant. Settlement discussions include terms for a potential cooperative sale/assumption or transfer of title to Lender at Lender’s discretion.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304840	0.00	3.97000%	0.00	3.97000%	10	06/29/20	05/01/20	07/13/20
4	30304840	0.00	3.97000%	0.00	3.97000%	10	04/01/23	04/01/23	04/05/23
27	30304870	0.00	4.68000%	0.00	4.68000%	10	09/01/20	07/01/20	09/14/20
33	30304847	7,030,193.79	4.86800%	7,030,193.79 4.86800%		8	07/28/20	06/01/20	08/12/20
Totals		7,030,193.79		7,030,193.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	31,250.00	0.00	0.00	0.00	0.00	435,000.00	0.00	0.00	0.00	0.00
1.2	0.00	0.00	3,125.00	0.00	0.00	0.00	0.00	43,500.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(19.71)	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(7.06)	0.00	0.00	0.00
Total	0.00	0.00	34,375.00	0.00	0.00	0.00	0.00	478,500.00	(26.77)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		512,848.23

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Supplemental Notes
None

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